Leases - Lease Liabilities and Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities	$ 1,555	$ 1,540
Less: current portion	298	244
Non-current lease liabilities	1,257	1,296
Expenses relating to short-term leases	403	410
Interest expense on lease liabilities	64	60	$ 62
Variable lease payments not included in the measurement of lease liabilities	59	49
Total cash outflows for leases	1,325	1,204
Increase through capitalization of short-term leases, property, plant and equipment	$ 514	$ 453